GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.1 Schedule 6

Unique Loan ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
11002089	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002116	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002117	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. Borrower makes payments online. Loan has been performing for the duration of the review.	05/31/2021	05/08/2021
11002118	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan is performing.	05/31/2021	05/08/2021
11002127	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11002170	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Comments referenced a prior discharged chapter XX, no further information provided regarding the case.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/11/2021
11002179	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact or attempts made during review period.	05/31/2021	05/05/2021
11002194	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002209	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. xxxx. Borrower is deceased and ---. The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Comments reflect an insurance claim filed for damage caused by a XXX prior to the review period. Servicer has attempted to obtain documents from successor in interest but there is no evidence repairs were completed. Property repair is in process. The property condition is UTD. The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002218	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments indicate XXX damaged XXX; there is no evidence repairs have been completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/10/2021
11002232	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. A claim was filed for XXX damage that occurred on XX/XX/XXXX. Claim funds in the amount of $X.XX on XX/XX/XXXX and were released to the borrower on XX/XX/XXXX. The claim was classified as enhanced endorse and release and an inspection is needed to close the claim. Inspection results were received on XX/XX/XXXX returning 97% with XXX to be finished. Claim funds in the amount of $X.XX were received on XX/XX/XXXX and the claim was approved to release the funds to the borrower without contractor documents. The claim was reclassified as monitored. The check was returned to the borrower on XX/XX/XXXX for endorsement. The funds were released to the borrower on XX/XX/XXXX. Additional attempts were made to reach the borrower for documents and an inspection and the borrower noted the remaining repairs were not completed. The borrower requested an inspection but there is no evidence of the inspection being completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan is performing.	05/31/2021	05/05/2021
11002233	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/08/2021
11002235	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/08/2021
11002278	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan is performing.	05/31/2021	05/05/2021
11002304	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11002308	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. A claim was filed for XXX damages prior to the commentary provided. Comments on XX/XX/XXXX indicated the borrower received multiple checks totaling $X.XX. The borrower advised on XX/XX/XXXX they were scammed by the prior contractor and it would take a few more months to complete repairs. The borrower stated on XX/XX/XXXX they were not yet ready for the final inspection. No further information was provided. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11002312	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/10/2021
11002326	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002353	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002359	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported property damage on XX/XX/XXXX due to XXX that occurred on XX/XX/XXXX. The borrower noted damage to XXX. The property is located in a XXX disaster area due to XXX occurring on XX/XX/XXXX and declared XX/XX/XXXX. Claim funds in the amount of $X.XX were received on XX/XX/XXXX. The funds were released to the borrower on XX/XX/XXXX. The borrower noted on XX/XX/XXXX will be getting an estimate from the person doing the work and $X.XX will not cover XXX. The borrower will get a full estimate for XXX. The claim was closed on XX/XX/XXXX with no confirmation of repairs being completed. The claim was reopened on XX/XX/XXXX with the receipt of $X.XX. The funds were released to the borrower on XX/XX/XXXX and the claim was closed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/11/2021
11002385	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The borrower asked on XX/XX/XXXX about a rehab or construction loan to fix damage to property. Notes did not reflect date, scope or cause of loss. No claim or repair activity reflected. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/04/2021
11002386	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002402	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. On XX/XX/XXXX the Servicer noted the claim #XXX for the mortgage arrears.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: On XX/XX/XXXX the commentary indicated a XXX disaster due to XXX. There was property damage and an insurance claim was filed.	05/31/2021	05/05/2021
11002423	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002428	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/11/2021
11002462	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002466	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/11/2021
11002473	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002513	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.	05/31/2021	05/05/2021
11002525	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002545	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002596	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/08/2021
11002602	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Servicer did not attempt to contact the borrower as the loan was current throughout the review period.	05/31/2021	05/05/2021
11002650	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002653	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. On XX/XX/XXXX, the borrower reported a claim filing for XXX loss on XX/XX/XXXX. Claim funds of $X.XX were received on XX/XX/XXXX. The estimated repair cost value is $X.XX per notes dated XX/XX/XXXX. The release of the funds is pending a mortgagor’s affidavit and contractor documents as of XX/XX/XXXX. The details of the damage and the status of the repairs were not indicated. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002679	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the Borrower during the review period. Borrower was in a Chapter XX bankruptcy until XX/XX/XXXX. From the date of discharge all servicer notes indicate that there is no record for Borrower and any payments were made via the web.	05/31/2021	05/05/2021
11002689	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002693	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. XXX damage and all claim funds have been released. Notes did not reflect repair or inspection activity. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002707	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No damage was reported.	05/31/2021	05/08/2021
11002744	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002752	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/10/2021
11002774	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Comments indicate a claim was filed for XXX damage to the property. Servicer released all funds in the amount of $X.XX to the borrower in XX/XXXX; however, there is no evidence repairs were completed. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11002792	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/06/2021
11002809	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/12/2021
11002826	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002838	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds in the amount of $X.XX received and endorsed to borrower. Claim is open pending verification that insurance estimate matches funds. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002842	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has not been any borrower contact during the review period as the borrower has made the payments on time. On XX/XX/XXXX, a credit reporting dispute was received via XXX where the borrower is disputing the account information and claiming the account was fraudulently opened. On XX/XX/XXXX, the credit reporting was verified as accurate after review. The loan is current and performing and there has not been any verbal contact during the review period.	05/31/2021	05/07/2021
11002843	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have been no contact attempts during the review period as the borrower has made the payments on time. The loan is current and performing and there has been no contact during the review period. A written dispute was noted on XX/XX/XXXX regarding negative reporting and was reviewed and deemed accurate.	05/31/2021	05/05/2021
11002897	XXXX	XXXX	XXXX	3	[3] Delinquent Taxes-: Due in the amount of [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002898	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2021. xxxx. Borrower is deceased and ---. The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX. Discharged Bankruptcy
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002899	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11002900	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments reflect an insurance claim filed for property damage; servicer endorsed claim check and returned to the borrower but there is no evidence repairs were completed. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002916	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. The borrower stated on XX/XX/XXXX their XXX was damaged by a XXX and they paid $X.XX out of pocket for repairs. There was no evidence a claim was filed or inspection performed to confirm status of the repairs. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11002925	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11002958	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/10/2021
11002976	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim was filed for XXX damage that occurred on XX/XX/XXXX. The estimated loss amount was noted as $X.XX. A XXX company called in on XX/XX/XXXX regarding the claim. A denial letter was received on XX/XX/XXXX stating the damage was pre-existing and was paid out on a prior claim. The details of the damage and status of repairs were not provided. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/11/2021
11002979	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003012	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003035	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have been no contact attempts during the review period as the borrower has made the payments on time. The loan is current and performing and there has been no contact during the review period.	05/31/2021	05/05/2021
11003046	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/12/2021
11003059	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[2] Occupancy - Occupied by UTD

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and ---. The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The commentary dated XX/XX/XXXX reflects a discharged bankruptcy. The case details were not provided.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no evidence of any borrower contact due to the account is current with no evidence of any late payments. One attempt was made to contact the borrower during the review period.	05/31/2021	05/05/2021
11003069	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX, the borrower called to file an insurance claim for XXX with a date of loss of XX/XX/XXXX. The claim was denied due to damage which occurred prior to policy terms and wear and tear per notes dated XX/XX/XXXX. The claim was closed. There is no evidence any repairs were completed. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003073	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.	05/31/2021	05/05/2021
11003084	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Notice of Final Cure was filed XX/XX/XXXX. Notation XX/XX/XXXX confirms a filed proof of claim but does not provide the filing date.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003144	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. The loan was previously modified with effective dates of XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim was filed for XXX damage estimated at $X.XX that occurred on XX/XX/XXXX per notes dated XX/XX/XXXX. All funds totaling $X.XX were endorsed and released on XX/XX/XXXX as the repairs are in progress. The details of the damage and the completion of the repairs were not indicated. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003151	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.	05/31/2021	05/05/2021
11003165	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and ---. The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. On XX/XX/XXXX a check was received, endorsed and sent back to the borrower for a non-monitored claim of unspecified damages. There are no comments or updates as to the status of the repairs. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No borrower contact during the review period. The loan is performing.	05/31/2021	05/05/2021
11003180	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period of 05/01/2020 through 05/31/2021 the lender attempted to contact the borrower 28 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 2 times. The loan is on time and performing.	05/31/2021	05/05/2021
11003187	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/08/2021
11003188	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003208	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments on XX/XX/XXXX indicated a claim was filed for XXX damages caused by XXX on XX/XX/XXXX. The amount of the claim was noted as $X.XX. The borrower was informed that a final inspection was not required. No evidence of the funds being received yet for the claim. No sign of completed repairs. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Prior XXX disaster area XX/XX/XXXX - XX/XX/XXXX.	05/31/2021	05/05/2021
11003214	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan is performing.	05/31/2021	05/05/2021
11003236	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11003278	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. Servicer was not attempting to contact the borrower during the review period. The loan is performing.	05/31/2021	05/05/2021
11003289	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The borrower advised on XX/XX/XXXX XXX was damaged; nature and date date of the damages were not provided. The borrower advised they were expecting a claim check for the repairs. There was no evidence a claim was actually filed or repairs were completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/11/2021
11003305	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11003307	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/05/2021
11000316	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	10/15/2020
11000820	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period of 06/01/2020 through 05/31/2021 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the servicer 4 times.	05/31/2021	05/26/2021
11000285	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2021. xxxx.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/25/2021
11000332	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/17/2021
11001379	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. See comments dated 03/06/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/31/2021
11001960	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Claim check and docs received XX/XX/XXXX. Borrower was advised of docs needed to progress claim XX/XX/XXXX. Claim is pending. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/13/2021
11001267	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/27/2021
11001268	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/29/2021
11000248	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/07/2021
11000996	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XXX damages reported. A claim was filed and funds were released for endorsement. The status of repairs have not been reported to date. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/20/2021
11000314	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period.	05/31/2021	05/21/2021
11000329	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/28/2021
11000344	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. See comments dated 06/10/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/18/2021
11000251	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period of 06/01/2020 through 05/31/2021 the lender attempted to contact the borrower 16 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 3 times.	05/31/2021	06/05/2021
11000253	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. XXX damages reported to the property. The customer filed a claim and on XX/XX/XXXX notation indicates a claim check was endorsed IAO $X.XX. Completion of repairs remain pending. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/28/2021
11000317	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/30/2021
11000319	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX. The original POC was filed XX/XX/XXXX. The Borrower had a loan modification with an effective date of XX/XX/XXXX and the proof of claim was amended on XX/XX/XXXX to reflect the loan modification.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with Borrower as the Borrower has been in bankruptcy prior to the review period and during the review period. The bankruptcy was dismissed on XX/XX/XXXX and the Servicer has not attempted contact with the Borrower after the dismissal as the loan has been current and payments are being made. Additionally, there has been no skip tracing performed on the loan and there has been no inbound communication from the Borrower.	05/31/2021	04/28/2021
11000338	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period.	05/31/2021	04/28/2021
11001385	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. xxxx. Borrower is deceased and ---. The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000323	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11001380	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	05/31/2021	08/19/2020
11001391	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. See comments dated 03/20/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/25/2021
11000333	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000321	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Loan was modified in XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have been many attempts to reach Borrower during the review period and they have not been successful. Borrower does make payments online and an ACH set up was completed on XX/XX/XXXX. There have been no skip trace attempts.	05/31/2021	05/10/2021
11001077	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Borrower reported claim for XXX loss and all funds have been released. Notes did not reflect repair or inspection activity. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/05/2021
11001012	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. XXX damage to home caused by XXX on XX/XX/XXXX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/05/2021
11001050	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/25/2021
11001072	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX new claim has been filed for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX unendorsed check received iao $X.XX check reflects date of XX/XX/XXXX. No indication of inspection or repairs being completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/05/2021
11001017	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period of 06/01/2020 through 05/31/2021 the lender did not attempt to contact the borrower. During the same period of time the borrower was able to contact the servicer 1 time.	05/31/2021	06/19/2021
11001095	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. XX/XX/XXXX notation indicates light damages, but no indication if a claim was filed or any damages will be covered. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/26/2021
11000800	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/23/2021
11001026	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Claim funds for XXX loss were endorsed and released to borrower. Notes did not reflect repair activity. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/09/2021
11001387	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001374	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/28/2021
11001394	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/15/2021
11001396	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	05/31/2021	02/26/2021
11001390	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/28/2021
11001384	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: A payoff was requested and completed on 5/17/2021.

						There have not been any contact attempts during the review period as the Borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. Additionally, no skip tracing has been performed due to the fact that the loan was current and payments are being made.	05/31/2021	05/27/2021
11001382	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Servicer attempted to contact borrower on 09/09/2020, 09/23/2020 and 04/21/2021. Loan was current throughout review period.	05/31/2021	05/18/2021
11000343	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2021. xxxx. Borrower is deceased and ---. The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/18/2021
11000318	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. xxxx. Borrower is deceased and ---. The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000330	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is 06/19/2017. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	03/12/2021
11000277	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/12/2021
11000336	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No contact with the borrower from 06/10/2020 to 04/28/2021. The loan has been performing and attempts were made to contact the borrower.	05/31/2021	04/28/2021
11000334	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/27/2021
11000345	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	02/08/2021
11000326	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/29/2021
11000348	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. xxxx.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/27/2021
11000324	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2021. xxxx. Borrower is deceased and ---. The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. This was an assumption modification as the Borrower is deceased and the SII assumed the mortgage through the loan modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/03/2021
11001395	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000351	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No contact established during the review period.	05/31/2021	05/26/2021
11000331	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. xxxx. Borrower is deceased and ---. The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/20/2021
11001376	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000342	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/12/2021
11000335	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Per commentary, the loan was deferred. See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/26/2021
11000355	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/31/2021
11000816	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11001159	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/20/2021
11001205	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/28/2021
11001210	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000726	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Per comments dated XX/XX/XXXX, XX month deferment was accepted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XXX damage. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001259	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/25/2021
11000821	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11000844	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/20/2021
11000838	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001275	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/17/2021
11001285	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Commentary states the servicer is awaiting claim check and servicer has insurance estimate. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/16/2021
11001873	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/28/2021
11001381	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/28/2021
11000007	XXXX	XXXX	XXXX	3	[3] Bankruptcy -

[3] Legal action - ownership rights are endangered

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. Previous chapter XX Case #XXX was filed, dismissed XX/XX/XXXX.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is evidence of litigation on the file. Borrower advised Servicer on XX/XX/XXXX that the XXX was foreclosing and there had been a substantial increase in XXX dues.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Borrower called Servicer on XX/XX/XXXX to report a claim for damage on XX/XX/XXXX. Servicer explained the claim process at that time. Servicer advised Borrower of missing information on XX/XX/XXXX. On XX/XX/XXXX the Servicer was advised by the adjuster that a check was received in the amount of $X.XX. Servicer explained the process for disbursement. The insurance company spoke with the Servicer on XX/XX/XXXX regarding the documents necessary and releasing the check as the Borrower and Co Borrower are divorced. On XX/XX/XXXX the Borrower asked if the check and all documents had been received and Servicer advised that they had not. On XX/XX/XXXX the Servicer received the check for $X.XX. On XX/XX/XXXX the Servicer noted the claim as monitored. On XX/XX/XXXX the Servicer agreed to remove from the claim the Borrower's ex so that the claim could move forward and agreed to release $X.XX. An inspection was performed and an additional $X.XX was released on XX/XX/XXXX. On XX/XX/XXXX the Servicer noted inspection results at 75%, pending XXX damage to XXX that needed to be repaired. An exception for release of funds on XX/XX/XXXX with inspection results at 92% was denied by the Servicer. Notes on XX/XX/XXXX indicate that the Servicer agreed to release $X.XX to the homeowner and the remainder would be released upon an inspection showing 100% completion. As of XX/XX/XXXX there were funds remaining that had not been disbursed and the claim has not been closed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000320	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/21/2021
11000315	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The loan has been performing and no contact with the borrower during the review period.	05/31/2021	04/28/2021
11001290	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001336	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Commentary states there is an insurance claim on the property. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/29/2021
11001375	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/13/2021
11001377	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and ---. The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	05/31/2021	04/28/2021
11001397	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001896	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/10/2021
11001363	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/07/2021
11001373	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/30/2021
11000399	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Servicer noted a new claim on XX/XX/XXXX for XXX damage and a check for loss has been issued in the amount of $X.XX. At that time, Servicer advised via email of necessary items including fully endorsed check adjusters report and once documents were received they would provide next steps. On XX/XX/XXXX the Servicer advised via email that they were waiting for the check to arrive documents and advised that the check would be endorsed and released once the documents were reviewed. On XX/XX/XXXX the Borrower's attorney sent an email inquiring if the documents had been received so that they could send the checks for endorsement. On XX/XX/XXXX the Servicer advised via email that once the check was received they would review the documents and process the claim. On XX/XX/XXXX the Borrower's attorney asked via email if the documents had been reviewed. On XX/XX/XXXX the Borrower's attorney asked via email if the documents had been reviewed. On XX/XX/XXXX the Servicer advised via email that they need the check to process the claim along with providing the Borrower's attorney the process package. On XX/XX/XXXX the Servicer sent an email to Borrower advising of the additional items needed to process the claim which included the loss draft check being signed. On XX/XX/XXXX the Servicer noted a stamp and go release of the check in the amount of $X.XX. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001494	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/12/2021
11000400	XXXX	XXXX	XXXX	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Borrower called in due to XXX damage that occurred on XX/XX/XXXX. Borrower has received claim check IAO $X.XX. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/27/2021
11000423	XXXX	XXXX	XXXX	3	[3] Property Damage - Fire - No evidence of repair [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Per comments dated XX/XX/XXXX, the loan was deferred.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Property was damage by XXX on XX/XX/XXXX. Check has not been endorsed. Documentation is missing and the contractor is threatening legal action. As of XX/XX/XXXX, the has not been closed. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/30/2021
11001452	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11000864	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/27/2021
11001671	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/21/2021
11001822	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/28/2021
11001773	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2021. xxxx. Borrower is deceased and ---. The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/29/2021
11001569	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/14/2021
11001837	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/26/2021
11000899	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Borrower advised Servicer on XX/XX/XXXX that the property had been damaged by XXX on XX/XX/XXXX. Borrower also submitted a web inquiry on XX/XX/XXXX and noted XXX damage to XXX and noted it was in need of repair. Borrower indicated that they filed an insurance claim on XX/XX/XXXX and that they had contacted XXX. On XX/XX/XXXX the Servicer noted that this property was located in a disaster area designated by XXX, XXX declared on XX/XX/XXXX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer noted on XX/XX/XXXX the property was located in a disaster area designated by XXX, XXX declared XX/XX/XXXX. There were property damages including XXX damages.

						There have not been any contact attempts during the review period as the Borrower has made payments on time. The loan is current and performing and there was no need for contact attempts.	05/31/2021	05/25/2021
11000106	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/05/2021
11000111	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the Borrower's authorized 3rd party called to advise of a claim for XXX damage. On XX/XX/XXXX the Servicer noted a new claim for XXX with a loss amount of $X.XX and a loss date of XX/XX/XXXX. On XX/XX/XXXX the Servicer noted a denial letter was received and the insurance claim was closed. Also noted was amount received in the amount of $X.XX and a deductible of $X.XX and the amounts excluded due to policy limits. On XX/XX/XXXX the Servicer noted that the Borrower quested why they received a claim package and Servicer advised that they sent the claim package due to the claim being opened but have since received a denial letter. There is no indication if the property damage was repaired or the details of property damage. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	06/25/2021
11000134	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There is no evidence of servicer attempting to contact the borrower during the review period.	05/31/2021	06/08/2021
11000168	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period of 06/01/2020 through 05/31/2021 the lender did not attempt to contact the borrower. During the same period of time the borrower was able to contact the servicer 3 times.	05/31/2021	06/05/2021
11000048	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	05/31/2021	05/31/2021
11000056	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XXX damage The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/25/2021
11000079	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Commentary states there is a insurance claim check for the property. The borrower is requesting to have the insurance check reissued without the additional payee information. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/25/2021
11000200	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/19/2021
11000201	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/27/2021
11001855	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/17/2021
11001884	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is XX/XX/XXXX. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/22/2021
11001877	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/18/2021
11001889	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/06/2021
11000446	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	03/12/2021
11001872	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There is no evidence of the servicer attempting to contact the borrower during the review period.	05/31/2021	05/27/2021
11000443	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/28/2021
11000444	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	03/12/2021
11001890	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/17/2021
11000657	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period of 06/01/2020 through 05/31/2021 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the servicer 4 times.	05/31/2021	05/24/2021
11000472	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11000612	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/24/2021
11001910	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/30/2021
11002050	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/13/2021
11001967	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	04/30/2021
11001928	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/04/2021
11001969	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/13/2021
11002013	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/13/2021
11001953	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/20/2021
11001957	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2021	05/14/2021